9. Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses
Accrued Expenses

Accrued expenses included in the consolidated balance sheets as of December 31, 2011 and 2012 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2011	2012	2012
Accrued payroll	¥11,327,859	¥20,761,715	$3,332,485
Accrued rental fee	1,069,196	186,657	29,961
Accrued audit fee	905,175	1,270,000	203,849
Other accruals	1,161,883	2,977,904	477,986
Total accrued expenses	¥14,464,113	¥25,196,276	$4,044,281

Other accruals included the obligations under the Settlement Agreement with Microsoft Corporation.